General (Details) (USD $)	3 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2011	May 19, 2011	Aug. 19, 2009	Oct. 06, 2009	Nov. 22, 2011	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Plan of Reorganization, Date Plan Confirmed		May 19, 2011
Formation of LLP			Aug. 19, 2009
Initial Offering Period					November 22, 2011
Number of Largest OEM's						25
Number of Manufacturing Facilities						129
Number of Major Technical Centers						15
Number of Countries in which Entity Operates						33
Number of Scientists, Engineers, and Technicians						20,000
Acquisition Date				Oct. 06, 2009
Membership Interests Redeemed or Called, Value	$ 4,400,000,000
Credit Agreement [Member] | Secured Debt [Member] | JPMorgan Chase Bank, N.A. [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000,000